As filed with the Securities and Exchange                     File No. 333-87131
Commission on May 2, 2001                                     File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 4 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X      on May 2, 2001 pursuant to paragraph (b) of Rule 485
     -----

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2001, is incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Registrant's Post-Effective Amendment No. 3 as filed on April 16, 2001 (File No. 333-87131) and declared effective on May 1, 2001.

A Supplement dated May 2, 2001 to the Prospectus is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT I

                       AETNA INSURANCE COMPANY OF AMERICA

                   SUPPLEMENT DATED MAY 2, 2001 TO PROSPECTUS
                               DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2001. You should read this supplement along with the prospectus.

1. The following information replaces the information in the paragraph entitled "LIMITS ON NUMBER OF OPTIONS SELECTED" located on page 10-11 of the prospectus:

    LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

2. The following information replaces the information in the third and fourth bullets under the paragraph titled "REDUCTION" in the "MORTALITY AND RISK CHARGE" subsection of the "FEES" Section on page 15 of the prospectus:

    -- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

    -- The frequency, consistency and method of submitting payments and loan repayments;

3. Add the following section on page 20 (following the section titled "WITHDRAWALS" and before the section titled "SYSTEMATIC DISTRIBUTION OPTIONS") of the prospectus:

  Loans
  ------------------------------------------------------------------------------

    AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices.

    REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

3. Replace the first bullet under "SYSTEMATIC DISTRIBUTION OPTIONS" on page 21 of the prospectus with the following:

    -- SWO -- SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

4. Replace paragraph (b) on page 23 of the prospectus under the heading "DEATH BENEFIT CALCULATION" with the following:

    (b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

X.87131-01

5. The following paragraph replaces the paragraph entitled "REQUESTS FOR PARTIAL WITHDRAWALS" in Appendix I on page 38 of the prospectus:

    REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

6. The following information replaces the first bullet under "REQUESTS FOR FULL WITHDRAWALS" in Appendix I on page 38 of the prospectus:

    -- One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

7. The following information replaces the last paragraph under "REQUESTS FOR FULL WITHDRAWALS" in Appendix I on page 39 of the prospectus:

    Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

8. The following information replaces the information in item (c) under "WAIVER OF FULL WITHDRAWAL PROVISIONS" in Appendix I on page 39 of the prospectus:

    (c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

9. The following paragraph replaces the paragraph entitled "TRANSFERS" in Appendix I to the prospectus on page 39:

    TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

10. Add the following paragraph at the end of Appendix I to the prospectus on page 39:

    CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

11. Add the following bullet before the last bullet in Appendix II on page 40 of the prospectus:

    -- On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

X.87131-01                                                              May 2001

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:
         (1) Incorporated by reference in Part A:
             Condensed Financial Information
         (2) Incorporated by reference in Part B:
             Financial Statements of Variable Annuity Account I:
             -   Statement of Assets and Liabilities as of December 31, 2000
             -   Statement of Operations for the year ended December 31, 2000
             - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
             -   Condensed Financial Information for the year ended
                 December 31, 2000
             -   Notes to Financial Statements
             -   Independent Auditors' Report
             Financial Statements of Depositor:
             -   Independent Auditors' Report
             -   Statements of Income for the One Month Ended December 31,
                 2000, the Eleven Months Ended November 30, 2000 and for the years ended December 31, 1999 and 1998
             -   Balance Sheets for the years ended December 31, 2000 and 1999
             - Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30,
                 2000 and for the years ended December 31, 1999 and 1998
             -   Statements of Cash Flows for the One Month Ended December 31,
                 2000, the Eleven Months Ended November 30, 2000 and for the
                 years ended December 31, 1999 and 1998
             -   Notes to Financial Statements

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Insurance
                 Company of America establishing Variable Annuity Account I(1)
         (2)     Not Applicable
         (3.1)   Selling Agreement(1)
         (3.2)   Principal Underwriting Agreement between Aetna Insurance
                 Company of America and Aetna Investment Services, LLC effective as of November 17, 2000(2)
         (4.1)   Variable Annuity Contract (G2-CDA-99(TORP)FL)(3)
         (4.2)   Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
                 G2-CDA-99(TORP)FL(3)
         (4.3)   Form of Endorsement (ELOAN2TORP(4/01)) to Variable Annuity
                 Contract G2-CDA-99(TORP)FL
         (5)     Variable Annuity Contract Application(3)

         (6.1) Articles of Incorporation of Aetna Insurance Company of America dated November 15, 1999 and filed with the Secretary of State of Florida on January 5, 2000(3)

         (6.2) Amendment to Articles of Incorporation of Aetna Insurance Company of America dated July 18, 2000 and filed with the Secretary of State of Florida on August 21, 2000(2)

         (6.3)   By-laws of Aetna Insurance Company of America(3)

         (7)     Not Applicable

         (8.1) Fund Participation Agreement by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc. dated November 1, 1999(3)

         (8.2) First Amendment dated as of November 17, 2000 to Participation Agreement by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company dated as of November 1, 1999(4)

         (8.3) Service Agreement between Aetna Insurance Company of America and A I M Advisors, Inc. dated November 1, 1999(3)

         (8.4) First Amendment dated October 1, 2000 to Service Agreement between Aetna Insurance Company of America and A I M Advisors, Inc. dated November 1, 1999(4)

         (8.5) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(5)

         (8.6) Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(5)

         (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance Company of America dated May 1, 1998(5)

         (8.8) First Amendment dated as of May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance Company of America dated May 1, 1998(5)

         (8.9) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(6)

         (8.10) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(6)

         (8.11) Fund Participation Agreement dated May 1, 2000 between Aetna Insurance Company of America and The Chapman Funds, Inc.(2)

         (8.12) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(7)

         (8.13) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(5)

         (8.14) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(7)

         (8.15) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(5)

         (8.16) Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

         (8.17) Amendment effective as of January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

         (8.18) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective
                 January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

         (8.19) Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(8)

         (8.20) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(8)

         (8.21) Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(2)

         (8.22) Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(8)

         (8.23) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(2)

         (8.24) Distribution and Shareholder Service Agreement (Service Shares) between Janus Distributors, Inc. and Aetna Insurance Company of America dated as of August 1, 2000(2)

         (8.25) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(9)

         (8.26) Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(9)

         (8.27) Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(7)

         (9)     Opinion and Consent of Counsel

         (10)    Consent of Independent Auditors

         (11)    Not applicable

         (12)    Not applicable

         (13)    Schedule for Computation of Performance Data(3)

         (14.1)  Powers of Attorney(10)

         (14.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.

5. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2001.

ITEM 25.  DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
----------------                 ------------------------------------

Thomas J. McInerney**            Director and President

Wayne R. Huneke***               Director and Chief Financial Officer

Robert C. Salipante****          Director

P. Randall Lowery***             Director

Mark A. Tullis***                Director

Deborah Koltenuk**               Vice President and Corporate Controller

Paula Cludray-Engelke****        Secretary

Therese A. Squillacote**         Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of all directors and officers listed is
     151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these Directors and Officers is
     5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 14,182 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.  INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection
(1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                    PRINCIPAL UNDERWRITER
----------------                    ---------------------

Marie Augsberger*                   Director and President

Allan Baker*                        Director and Senior Vice President

Robert L. Francis**                 Director and Senior Vice President

Steven A. Haxton*                   Senior Vice President

Gary J. Hegedus*                    Senior Vice President

Deborah Koltenuk*                   Vice President, Treasurer and Chief
                                    Financial Officer

Therese Squillacote*                Vice President and Chief Compliance Officer

John F. Todd*                       Corporate Secretary and Counsel (Chief Legal
                                    Officer)

Martin T. Conroy*                   Vice President and Assistant Treasurer

Reginald Bowen*                     Vice President

Christina Lareau*                   Vice President

Dwyatt McClain*                     Vice President

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                      PRINCIPAL UNDERWRITER
----------------                      ---------------------

Terran Titus*                         Vice President

William T. Abramowicz                 Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                  Vice President

Louis E. Bachetti                     Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Ronald R. Barhorst                    Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                   Vice President

Steven M. Bresler                     Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                     Vice President

Daniel P. Charles                     Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                       Vice President

Albert J. DiCristofaro, Jr.           Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                       Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                   Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****              Vice President

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                      PRINCIPAL UNDERWRITER
----------------                      ---------------------

William S. Jasien****                 Vice President

Jess D. Kravitz**                     Vice President

George D. Lessner                     Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                    Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                        Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

James F. Lille                        Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                       Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                      Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                    Vice President

Pamela Mulvey*                        Vice President

W. Michael Montgomery                 Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                       Vice President

Patrick F. O'Christie                 Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                      PRINCIPAL UNDERWRITER
----------------                      ---------------------

Paulette Playce                       Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                    Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                    Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                    Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.              Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                        Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                      Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

   (1)                (2)                (3)                 (4)                (5)

Name of          Net Underwriting   Compensation
Principal        Discounts and      on Redemption        Brokerage
Underwriter      Commissions        or Annuitization     Commissions       Compensation*
-----------      -----------        ----------------     -----------       -------------
Aetna Life                             $1,186,882                           $14,955,387
Insurance
and Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I. Of this amount, $1,131,273 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.


         Compensation from January 1, 2000 to December 31, 2000:

   (1)                (2)                (3)                 (4)                (5)

Name of          Net Underwriting   Compensation
Principal        Discounts and      on Redemption        Brokerage
Underwriter      Commissions        or Annuitization     Commissions       Compensation**
-----------      -----------        ----------------     -----------       --------------
Aetna Investment                                                             $1,126,164
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company during 2000. Of this amount, $1,188 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account I.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 2nd day of May, 2001.

                                     VARIABLE ANNUITY ACCOUNT I OF AETNA
                                     INSURANCE COMPANY OF AMERICA
                                          (REGISTRANT)

                                     By:  AETNA INSURANCE COMPANY OF AMERICA
                                          (DEPOSITOR)

                                     By   Thomas J. McInerney*
                                          --------------------------------------
                                          Thomas J. McInerney
                                          President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                                 Date
---------                       -----                                 ----
                                                                 )
Thomas J. McInerney*            Director and President           )
--------------------------      (principal executive officer)    )
Thomas J. McInerney                                              )
                                                                 )
Wayne R. Huneke*                Director and Chief Financial     )    May
--------------------------      Officer                          )
Wayne R. Huneke                                                  )    2, 2001
                                                                 )
Randy Lowery*                   Director                         )
--------------------------                                       )
Randy Lowery                                                     )
                                                                 )
Robert C. Salipante*            Director                         )
--------------------------                                       )
Robert C. Salipante                                              )
                                                                 )
Mark A. Tullis*                 Director                         )
--------------------------                                       )
Mark A. Tullis                                                   )

Deborah Koltenuk*               Corporate Controller             )
--------------------------                                       )
Deborah Koltenuk                                                 )


By: /s/ Michael A. Pignatella
    ----------------------------------------
    Michael A. Pignatella
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

99-B.4.3       Form of Endorsement (ELOAN2TORP(4/01)) to Variable
               Annuity Contract G2-CDA-99(TORP)FL
                                                                         -------

99-B.9         Opinion and Consent of Counsel
                                                                         -------

99-B.10        Consent of Independent Auditors
                                                                         -------